UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-03916
Name of Registrant: Vanguard Specialized Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: January 31
Date of reporting period: October 31, 2018
Item 1: Schedule of Investments

Vanguard Global Capital Cycles Fund

Schedule of Investments (unaudited)
As of October 31, 2018

		Market
		Value
	Shares	($000)
Common Stocks (93.0%)
Aerospace & Defense (4.0%)
Lockheed Martin Corp.	106,750	31,369
General Dynamics Corp.	177,613	30,652
		62,021
Building Products (1.0%)
Cie de Saint-Gobain	405,437	15,273

Coal & Consumable Fuels (3.1%)
Cameco Corp.	2,746,201	29,439
China Shenhua Energy Co. Ltd.	7,829,500	17,714
		47,153
Communications Equipment (0.6%)
Telefonaktiebolaget LM Ericsson Class B	1,006,092	8,760

Construction & Engineering (1.1%)
Vinci SA	187,943	16,727

Construction Materials (1.1%)
LafargeHolcim Ltd.	380,459	17,516

Diversified Banks (6.8%)
ING Groep NV	2,668,653	31,573
Bank of China Ltd.	61,033,000	26,002
Bank of America Corp.	881,524	24,242
Citigroup Inc.	367,491	24,056
		105,873
Diversified Capital Markets (1.5%)
UBS Group AG	1,645,858	23,004

Diversified Metals & Mining (2.5%)
* Trevali Mining Corp.	33,703,437	12,545
* Metals X Ltd.	28,513,568	9,424
* Base Resources Ltd.	47,515,366	8,289
*,1 Neo Lithium Corp.	6,935,301	5,321
*,1 Osisko Metals Inc.	6,575,000	2,597
* Aguia Resources Ltd.	3,281,752	467
		38,643
Electric Utilities (3.0%)
* PG&E Corp.	973,651	45,577

Electrical Components & Equipment (4.0%)
ABB Ltd. ADR	1,499,832	30,087
Schneider Electric SE	220,000	15,908
Legrand SA	240,351	15,695
		61,690

Electronic Equipment & Instruments (1.0%)
Keyence Corp.	31,900	15,584

Fertilizers & Agricultural Chemicals (2.6%)
Nutrien Ltd.	428,359	22,673
Mosaic Co.	564,227	17,457
		40,130
Financial Exchanges & Data (1.1%)
Hong Kong Exchanges & Clearing Ltd.	628,400	16,732

Gas Utilities (0.6%)
Rubis SCA	178,425	9,206

Gold (17.8%)
* B2Gold Corp.	21,500,975	52,892
* Endeavour Mining Corp.	3,172,548	48,656
*,1 SEMAFO Inc.	17,300,000	37,847
OceanaGold Corp.	12,546,400	36,120
*,1 Roxgold Inc.	29,402,796	18,315
* Dacian Gold Ltd.	9,565,327	16,212
*,1 Premier Gold Mines Ltd.	11,191,200	14,622
* Alacer Gold Corp.	8,739,400	14,273
* Gold Road Resources Ltd.	23,705,855	11,703
* Tahoe Resources Inc.	2,689,462	6,354
*,1 Nighthawk Gold Corp.	17,775,860	5,199
* Guyana Goldfields Inc.	3,531,100	4,748
* B2Gold Corp.	1,860,800	4,594
* Saracen Mineral Holdings Ltd.	899,043	1,568
* Tahoe Resources Inc.	460,338	1,091
*,1 Troilus Gold Corp.	2,789,980	1,060
* Atlantic Gold Corp.	575,010	703
* Osisko Gold Royalties Warrants Exp. 02/26/2019	231,787	6
		275,963
Heavy Electrical Equipment (2.1%)
Mitsubishi Electric Corp.	2,599,400	32,907

Household Products (2.5%)
Procter & Gamble Co.	432,092	38,318

Integrated Oil & Gas (3.2%)
Royal Dutch Shell plc Class B	783,201	25,542
TOTAL SA	413,919	24,287
		49,829
Integrated Telecommunication Services (4.5%)
China Unicom Hong Kong Ltd.	38,464,000	40,231
Verizon Communications Inc.	504,222	28,786
		69,017
Life & Health Insurance (5.2%)
Sony Financial Holdings Inc.	2,050,100	47,295
Ping An Insurance Group Co. of China Ltd.	1,794,500	16,965
AIA Group Ltd.	2,104,200	16,007
		80,267
Multi-Utilities (4.6%)
National Grid plc	4,431,383	46,814
E.ON SE	2,566,898	24,822

			71,636
Oil & Gas Drilling (1.4%)
*	Transocean Ltd.	1,990,161	21,912

Oil & Gas Exploration & Production (2.6%)
*	WPX Energy Inc.	951,649	15,264
	Diamondback Energy Inc.	123,231	13,846
*	Concho Resources Inc.	84,547	11,760
			40,870
Other (0.0%)
*,	2 Americas Silver Corp. Warrants Expire 06/09/2021	7,108,333	—
*	Osisko Metals Inc. Warrants Expire 07/18/2019	3,287,500	—
*	Troilus Gold Inc. Warrants Expire 05/21/2020	3,048,780	—
*	Barkerville Gold Mines Warrants Expire 11/18/2018	263,158	—
*	Orla Mining Ltd. Warrants Expire 02/15/2021	192,500	—
			—
Pharmaceuticals (5.8%)
	Teva Pharmaceutical Industries Ltd. ADR	1,137,893	22,735
*	Mylan NV	710,734	22,210
	Allergan plc	95,598	15,106
	Ono Pharmaceutical Co. Ltd.	658,000	14,932
	Bristol-Myers Squibb Co.	293,937	14,856
			89,839
Precious Metals & Minerals (0.4%)
	Lucara Diamond Corp.	1,627,111	2,695
*	Petra Diamonds Ltd.	4,250,000	2,129
	Mountain Province Diamonds Inc.	1,183,206	1,995
			6,819
Real Estate Operating Companies (0.6%)
	BR Properties SA	4,606,700	9,668

Retail REITs (3.0%)
	Simon Property Group Inc.	255,474	46,885

Semiconductors (1.2%)
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	486,315	18,529

Silver (4.1%)
	Hochschild Mining plc	10,694,450	21,528
*	Fortuna Silver Mines Inc.	5,052,797	19,191
*	MAG Silver Corp.	2,537,273	18,233
*	,1 Americas Silver Corp.	2,367,144	4,711
			63,663
Total Common Stocks (Cost $1,599,867)			1,440,011

	Coupon
Temporary Cash Investment (6.3%)
Money Market Fund (6.3%)
3 Vanguard Market Liquidity Fund (Cost
$97,364)	2.308%	973,641	97,364

Total Investments (99.3%) (Cost $1,697,231)			1,537,375
Other Assets and Liabilities-Net (0.7%)			10,572
Net Assets (100%)			1,547,947

* Non-income-producing security.
1 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2 Restricted security, representing 0.0% of net assets. See Restricted Securities table for additional information.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

ADR—American Depositary Receipt.
Restricted Securities as of Period End

		Acquisition Cost
Security Name	Acquisition Date	($000)
Americas Silver Corp. Warrants Expire 06/09/2021	June 2016	0

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of October 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	849,192	590,819	—
Temporary Cash Investments	97,364	—	—
Total	946,556	590,819	—

D. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:

					Current Period Transactions
	Jan. 31,		Proceeds					Oct. 31,
	2018		from	Realized	Change in		Capital Gain	2018
	Market Purchases Securities			Net Gain Unrealized			Distributions	Market
	Value	at Cost	Sold	(Loss) App.(Dep.)		Income Received		Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Aguia Resources Ltd.	1,875	—	640	(2,002)	1,234	—	—	NA1
Alacer Gold Corp.	29,025	—	14,501	(12,347)	(2,163)	—	—	NA1
Americas Silver Corp.	9,497	—	6	—	(4,780)	—	—	4,711
Base Resources Ltd.	15,645	—	3,655	(739)	(2,962)	—	—	NA1
Beadell Resources Ltd.	10,085	—	4,677	(16,446)	11,038	—	—	—
Dalradian Resources Inc.	45,996	—	49,766	18,395	(14,625)	—	—	—
Fortuna Silver Mines Inc.	48,519	—	27,912	4,498	(5,914)	—	—	NA1
Guyana Goldfields Inc.	43,018	—	9,825	(22,019)	(6,426)	—	—	NA1
Neo Lithium Corp.	12,984	—	1,007	189	(6,845)	—	—	5,321
Nevsun Resources Ltd.	70,572	—	116,069	41,227	4,270	—	—	—
Nighthawk Gold Corp.	9,683	—	—	—	(4,484)	—	—	5,199
Osisko Metals Inc.	4,170	15,583	—	—	(17,156)	—	—	2,597

Osisko Mining Inc.	53,681	3,073	29,332	(16,014)	(11,408)	—	—	—
Premier Gold Mines Ltd.	30,632	—	1,778	(637)	(13,595)	—	—	14,622
Roxgold Inc.	26,685	—	126	(68)	(8,176)	—	—	18,315
SEMAFO Inc.	61,564	—	9,243	(5,265)	(9,209)	—	—	37,847
Troilus Gold Corp.	4,551	—	9	(2)	(3,480)	—	—	1,060
Vanguard Market
Liquidity Fund	75,587	NA2	NA2	1	—	1,089	—	97,364
Total	553,769			(11,229)	(94,681)	1,089	—	187,036

1 Not applicable—at October 31, 2018, the issuer was not an affiliated company of the fund.
2 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Health Care Fund

Schedule of Investments (unaudited)

As of October 31, 2018

			Market
			Value
		Shares	($000)
Common Stocks (97.1%)
United States (70.6%)
Biotechnology (13.1%)
*	Biogen Inc.	3,695,803	1,124,522
*	Vertex Pharmaceuticals Inc.	6,371,017	1,079,632
*	Regeneron Pharmaceuticals Inc.	2,718,125	922,097
*,1	Incyte Corp.	11,113,220	720,359
*,1	Alnylam Pharmaceuticals Inc.	8,915,550	717,078
*,1	Alkermes plc	8,990,310	367,074
*,1	Agios Pharmaceuticals Inc.	4,402,124	277,598
*	Bluebird Bio Inc.	1,651,678	189,447
*	Seattle Genetics Inc.	2,792,067	156,719
*	BeiGene Ltd. ADR	1,033,365	130,142
*,^,1 TESARO Inc.		4,099,228	118,386
*	Ionis Pharmaceuticals Inc.	2,119,180	105,005
*	Ironwood Pharmaceuticals Inc. Class A	4,594,407	60,187
*,^	Portola Pharmaceuticals Inc.	2,913,937	57,375
*	Prothena Corp. plc	1,659,427	20,577
			6,046,198
Equity Real Estate Investment Trusts (REITs) (0.4%)
	Alexandria Real Estate Equities Inc.	1,365,900	166,954

Food & Staples Retailing (1.4%)
	Walgreens Boots Alliance Inc.	8,048,160	642,002

Health Care Equipment & Supplies (10.6%)
	Abbott Laboratories	16,026,981	1,104,900
*	Boston Scientific Corp.	30,541,914	1,103,785
	Medtronic plc	10,987,384	986,887
	Baxter International Inc.	6,309,991	394,437
	Danaher Corp.	3,798,100	377,531
	Zimmer Biomet Holdings Inc.	2,447,976	278,065
*	Edwards Lifesciences Corp.	1,519,700	224,308
*	Hologic Inc.	4,927,800	192,135
*	Align Technology Inc.	301,700	66,736
	Hill-Rom Holdings Inc.	770,000	64,742
*	DexCom Inc.	371,900	49,377
	Teleflex Inc.	198,600	47,811
*	Insulet Corp.	289,600	25,546
			4,916,260
Health Care Providers & Services (18.0%)
	UnitedHealth Group Inc.	10,310,736	2,694,711
	HCA Healthcare Inc.	7,284,545	972,705
	McKesson Corp.	6,753,804	842,605
	Aetna Inc.	4,051,023	803,723
	Cigna Corp.	2,642,289	564,948
	Universal Health Services Inc. Class B	4,593,600	558,398
	Anthem Inc.	1,973,833	543,929
	Cardinal Health Inc.	6,818,446	345,013
	CVS Health Corp.	4,518,118	327,067

*	WellCare Health Plans Inc.	1,061,400	292,936
*	Acadia Healthcare Co. Inc.	4,337,455	180,004
*	Centene Corp.	826,300	107,683
	Humana Inc.	215,600	69,080
*	LifePoint Health Inc.	341,100	22,124
*	Community Health Systems Inc. Rights Exp. 12/31/2049	18,834,700	64
			8,324,990
Health Care Technology (2.1%)
*	Cerner Corp.	11,367,617	651,137
*	athenahealth Inc.	1,824,411	232,685
*,1	Allscripts Healthcare Solutions Inc.	9,026,993	107,512
			991,334
Life Sciences Tools & Services (3.0%)
	Thermo Fisher Scientific Inc.	3,317,665	775,172
*	Illumina Inc.	693,688	215,841
*	IQVIA Holdings Inc.	1,527,921	187,827
	Agilent Technologies Inc.	1,427,950	92,517
*	PRA Health Sciences Inc.	832,586	80,653
*	Syneos Health Inc.	475,600	21,702
			1,373,712
Pharmaceuticals (22.0%)
	Bristol-Myers Squibb Co.	50,408,161	2,547,628
	Allergan plc	14,473,701	2,286,989
	Eli Lilly & Co.	20,384,365	2,210,481
	Merck & Co. Inc.	21,807,344	1,605,239
*,1	Mylan NV	33,338,442	1,041,826
*	Nektar Therapeutics Class A	6,877,913	266,038
*,^,1 Medicines Co.		5,564,220	129,424
*	Amneal Pharmaceuticals Inc.	6,002,440	110,745
*,^	Elanco Animal Health Inc.	901,500	27,478
			10,225,848
Total United States			32,687,298
International (26.5%)
Belgium (2.3%)
1	UCB SA	11,840,914	994,406
*	Galapagos NV	804,349	82,638
			1,077,044
China (0.1%)
	Shanghai Fosun Pharmaceutical Group Co. Ltd.	14,799,500	44,503
	Sino Biopharmaceutical Ltd.	26,203,500	23,651
			68,154
Denmark (0.6%)
*	Genmab A/S	1,737,968	237,813
	H Lundbeck A/S	1,151,911	53,727
			291,540

France (0.7%)
EssilorLuxottica SA			2,470,611	337,434

Germany (0.1%)
* QIAGEN NV			1,388,100	50,387

Ireland (0.1%)
* ICON plc			170,300	23,515

Israel (0.9%)
Teva Pharmaceutical Industries Ltd. ADR			21,321,101	425,996

Japan (10.0%)
1 Eisai Co. Ltd.			16,887,225	1,406,375
Chugai Pharmaceutical Co. Ltd.			15,610,000	913,915
Shionogi & Co. Ltd.			9,105,154	582,217
Ono Pharmaceutical Co. Ltd.			19,628,460	445,441
Takeda Pharmaceutical Co. Ltd.			10,010,100	415,014
Astellas Pharma Inc.			23,126,500	357,309
Sysmex Corp.			2,013,900	141,254
Kyowa Hakko Kirin Co. Ltd.			5,952,900	115,289
Nippon Shinyaku Co. Ltd.			1,717,100	98,650
Terumo Corp.			1,799,300	97,130
Daiichi Sankyo Co. Ltd.			1,229,900	47,011
				4,619,605
Netherlands (0.5%)
Koninklijke Philips NV			6,489,599	242,037

South Africa (0.1%)
Aspen Pharmacare Holdings Ltd.			2,091,304	22,116

Switzerland (4.5%)
Novartis AG			16,468,155	1,442,155
Roche Holding AG			2,148,502	522,865
Roche Holding AG (Bearer)			376,066	91,556
* Idorsia Ltd.			809,587	15,677
				2,072,253
United Kingdom (6.6%)
AstraZeneca plc			34,744,993	2,657,634
Hikma Pharmaceuticals plc			7,939,027	192,561
Smith & Nephew plc			10,138,968	164,807
NMC Health plc			433,790	19,559
				3,034,561
Total International				12,264,642
Total Common Stocks (Cost $28,043,851)				44,951,940
	Coupon
Temporary Cash Investments (2.9%)
Money Market Fund (0.1%)
2,3 Vanguard Market Liquidity Fund	2.308%		330	32,990

			Face
		Maturity	Amount
		Date	($000)
Repurchase Agreements (2.8%)
Natixis Treas Triparty	2.190%	11/1/18	325,000	325,000

Health Care Fund

(Dated 10/31/18, Repurchase Value
$325,020,000, collateralized by U.S. Treasury
Note/Bond. 0.000%-2.750%, 12/31/18-
2/15/48, Federal Home Loan Bank
3.370%, 2/12/30, with a value of
$331,500,000)
Wells Fargo & Co.	2.210%	11/1/18	286,500	286,500
(Dated 10/31/18, Repurchase Value
$286,518,000, collateralized by Government
National Mortgage Assn. 3.000%-7.500%,
5/20/26-6/20/46, Federal
National Mortgage Assn. 2.000%-
6.500%,12/1/18-10/1/48, Federal Home Loan
Mortgage Corp. 2.500%-6.500%, 1/1/27
6/1/48, Federal Home Loan Bank 2.625%-
2.890%, 3/30/21-3/11/22 with a value of
$292,230,000)
Bank of Nova Scotia	2.190%	11/1/18	245,700	245,700
(Dated 10/31/18, Repurchase Value
$245,715,000, collateralized by U.S. Treasury
Note/Bond 0.000%-7.875%, 12/27/18-2/15/48,
with a value of $250,629,000)
BNP Paribas Securities Corp.	2.210%	11/1/18	183,100	183,100
(Dated 10/31/18, Repurchase Value
$183,111,000, collateralized by Government
National Mortgage Assn. 2.000%-5.500%,
6/15/39-6/20/48, Federal National Mortgage
Assn. 3.500%-6.000%, 10/1/19-9/1/48,
Federal Home Loan Mortgage Corp. 3.000%-
6.000%, 1/1/33-10/1/48, with a value of
$186,762,000)
RBC Capital Markets LLC	2.190%	11/1/18	85,200	85,200
(Dated 10/31/18, Repurchase Value
$85,205,000, collateralized by Government
National Mortgage Assn. 5.000%-7.000%,
9/20/36-7/20/48, Federal National Mortgage
Assn. 2.350%-6.000%, 1/1/19-11/1/48, Federal
Home Loan Mortgage Corp. 4.000%-4.500%,
8/1/48-9/1/48, with a value of $86,904,000)
Nomura International PLC	2.190%	11/1/18	75,000	75,000
(Dated 10/31/18,Repurchase Value
$75,005,000, collateralized by U.S. Treasury
Note/Bond 0.000%-4.375%, 11/8/18-11/15/40,
with a value of $76,500,000)
HSBC Bank USA	2.200%	11/1/18	60,000	60,000
(Dated 10/31/18, Repurchase Value
$60,004,000, collateralized by Federal
National Mortgage Assn. 3.000%-4.000%,
11/1/46-10/1/47, Federal Home Loan
Mortgage Corp., 4.000%, 9/1/47, with a value
of $61,200,000)
Barclays Capital Inc.	2.190%	11/1/18	28,100	28,100
(Dated 10/31/18, Repurchase Value
$28,102,000, collateralized by U.S. Treasury
Note/Bond 0.000%-3.375%, 12/31/18-8/15/48,
with a value of $28,662,000)

Health Care Fund

Bank of America Securities, LLC	2.210%	11/1/18	10,400	10,400
(Dated 10/31/18, Repurchase Value
$10,401,000, collateralized by Government
National Mortgage Assn. 4.500%, 4/20/47,
with a value of $10,608,000)
				1,299,000
Total Temporary Cash Investments (Cost $1,331,990)				1,331,990
Total Investments (100.0%) (Cost $29,375,841)				46,283,930

Other Assets and Liabilities-Net (0.0%)3				7,545
Net Assets (100%)				46,291,475

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $30,761,000.
1	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Includes $32,998,000 of collateral received for securities on loan, of which $32,990,000 is held in Vanguard Market Liquidity Fund and $8,000 is held in cash.
ADR—American Depositary Receipt.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock

Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by

Health Care Fund

a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of October 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—United States	32,687,298	—	—
Common Stocks—International	449,511	11,815,131	—
Temporary Cash Investments	32,990	1,299,000	—
Total	33,169,799	13,114,131	—

E. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:

Health Care Fund

					Current Period Transactions
	Jan. 31,		Proceeds				Capital	Oct. 31,
	2018		from Realized Change in				Gain	2018
	Market Purchases Securities Net Gain Unrealized						Distribution	Market
	Value	at Cost	Sold	(Loss) App.(Dep.)		Income s Received		Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Acadia Healthcare Co
Inc.	156,814	—	10,564	(6,011)	39,765	—	—	NA1
Agios Pharmaceuticals
Inc.	342,852	10,326	9,929	(3,328)	(62,323)	—	—	277,598
Alkermes plc	518,485	8,156	17,727	(904)	(140,936)	—	—	367,074
Allscripts Healthcare
Solutions Inc.	140,506	—	5,204	(366)	(27,424)	—	—	107,512
Alnylam
Pharmaceuticals Inc.	867,028	209,136	—	—	(359,086)	—	—	717,078
athenahealth Inc.	279,963	—	57,516	8,529	1,709	—	—	NA1
Eisai Co. Ltd.	951,518	51,350	36,918	343	440,082	20,920	—	1,406,375
Incyte Corp.	NA2	104,402	—	—	(238,816)	—	—	720,359
Medicines Co.	184,343	—	—	—	(54,919)	—	—	129,424
Mylan NV	1,278,817	123,389	—	—	(360,380)	—	—	1,041,826
Prothena Corp. plc	89,882	—	6,130	(11,161)	(52,014)	—	—	NA1
TESARO Inc.	202,153	34,057	—	—	(117,824)	—	—	118,386
UCB SA	1,031,202	9,822	10,450	1,354	(37,522)	14,250	—	994,406
Vanguard Market
Liquidity Fund	166,428	NA3	NA3	10,670	(1)	—	—	32,990
Total	6,209,991			(874)	(969,689)	35,170	—	5,913,028

1	Not applicable—at October 31, 2018, the issuer was not an affiliated company of the fund.
2	Not applicable—at January 31, 2018, the security was still held, but the issuer was not an affiliated company of the fund.
3	Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Energy Fund

Schedule of Investments (unaudited)
As of October 31, 2018

			Market
			Value
		Shares	($000)
Common Stocks (96.5%)1
United States (63.6%)
Electric Utilities (0.9%)
	Avangrid Inc.	1,052,623	49,484
	OGE Energy Corp.	812,391	29,368
			78,852
Energy Equipment & Services (6.4%)
	Schlumberger Ltd.	3,448,140	176,924
	Halliburton Co.	4,327,608	150,081
*,2 ProPetro Holding Corp.		5,027,727	88,739
^	Liberty Oilfield Services Inc. Class A	2,697,083	51,191
	Patterson-UTI Energy Inc.	3,000,448	49,928
	Baker Hughes a GE Co. Class A	930,899	24,846
	National Oilwell Varco Inc.	5,008	184
			541,893
Multi-Utilities (1.2%)
	Sempra Energy	882,993	97,235

Oil, Gas & Consumable Fuels (54.1%)
	Integrated Oil & Gas (17.2%)
	Exxon Mobil Corp.	9,147,232	728,851
	Chevron Corp.	5,087,336	568,001
	Occidental Petroleum Corp.	2,400,962	161,033

	Oil & Gas Exploration & Production (26.5%)
	Pioneer Natural Resources Co.	1,982,778	292,004
	EOG Resources Inc.	2,605,306	274,443
	Diamondback Energy Inc.	2,409,143	270,691
*	Concho Resources Inc.	1,409,442	196,039
	ConocoPhillips	1,925,154	134,568
	Cabot Oil & Gas Corp.	4,308,812	104,402
	Hess Corp.	1,689,429	96,973
*	Newfield Exploration Co.	4,678,939	94,515
	Anadarko Petroleum Corp.	1,748,885	93,041
*	Callon Petroleum Co.	6,994,439	69,735
*	WPX Energy Inc.	4,208,708	67,508
*	Centennial Resource Development Inc. Class A	3,076,015	58,936
	Devon Energy Corp.	1,673,034	54,206
	Noble Energy Inc.	2,157,332	53,610
*	SRC Energy Inc.	7,143,957	50,579
*,^ Jagged Peak Energy Inc.		3,977,360	49,001
	Viper Energy Partners LP	1,355,624	48,748
	Marathon Oil Corp.	2,062,027	39,158
*	Parsley Energy Inc. Class A	1,666,704	39,034
*	Antero Resources Corp.	2,448,071	38,900
	EQT Corp.	1,136,219	38,597
*	PDC Energy Inc.	538,171	22,845
*,^ Alta Mesa Resources Inc. Class A		5,064,382	15,953
*	Extraction Oil & Gas Inc.	1,871,947	14,957
*	Kosmos Energy Ltd.	2,078,405	13,489

Murphy Oil Corp.	101,903	3,247
* Continental Resources Inc.	52,766	2,780

Oil & Gas Refining & Marketing (8.0%)
Marathon Petroleum Corp.	3,855,774	271,639
Valero Energy Corp.	2,812,911	256,228
Phillips 66	1,151,143	118,361
Delek US Holdings Inc.	674,701	24,775
HollyFrontier Corp.	61,855	4,172

Oil & Gas Storage & Transportation (2.4%)
Kinder Morgan Inc.	5,691,361	96,867
Targa Resources Corp.	1,418,069	73,271
Scorpio Tankers Inc.	14,933,311	26,731
Williams Cos. Inc.	95,641	2,327
ONEOK Inc.	26,831	1,760
		4,571,975
Other (0.6%)
^,3 Vanguard Energy ETF	578,000	53,396

Semiconductors & Semiconductor Equipment (0.4%)
* First Solar Inc.	798,120	33,361
Total United States		5,376,712
International (32.9%)
Australia (0.1%)
Santos Ltd.	801,460	3,762
Woodside Petroleum Ltd.	46,975	1,156
		4,918
Austria (0.0%)
OMV AG	55,090	3,059

Brazil (1.4%)
Petroleo Brasileiro SA ADR	6,325,304	102,786
Petroleo Brasileiro SA	758,562	6,180
Petroleo Brasileiro SA Preference Shares	633,000	4,698
		113,664
Canada (4.1%)
Suncor Energy Inc.	4,118,899	137,200
TransCanada Corp. (New York Shares)	2,354,414	88,808
Encana Corp.	8,288,398	84,873
Canadian Natural Resources Ltd. (New York Shares)	493,294	13,477
Canadian Natural Resources Ltd.	262,816	7,211
Suncor Energy Inc. (New York Shares)	184,681	6,195
Enbridge Inc.	182,927	5,700
TransCanada Corp.	78,170	2,948
Husky Energy Inc.	202,357	2,861
		349,273
China (1.5%)
CNOOC Ltd. ADR	577,378	97,721
CNOOC Ltd.	3,991,717	6,798
China Petroleum & Chemical Corp.	6,603,600	5,379
PetroChina Co. Ltd.	6,508,000	4,679
Kunlun Energy Co. Ltd.	2,604,000	2,963
China Longyuan Power Group Corp. Ltd.	3,503,000	2,666
Huaneng Renewables Corp. Ltd.	8,994,000	2,315

* GCL-Poly Energy Holdings Ltd.	10,312,000	613
		123,134
Colombia (0.0%)
Ecopetrol SA ADR	147,255	3,425

Finland (0.1%)
Neste Oyj	51,833	4,256

France (4.6%)
TOTAL SA ADR	6,332,542	371,087
TOTAL SA	328,423	19,271
		390,358
Germany (0.3%)
E.ON SE	2,428,081	23,480

Greece (0.1%)
Motor Oil Hellas Corinth Refineries SA	104,147	2,467
Hellenic Petroleum SA	182,941	1,450
		3,917
Hungary (0.0%)
MOL Hungarian Oil & Gas plc	192,316	2,017

India (1.7%)
Reliance Industries Ltd.	6,076,083	87,230
Power Grid Corp. of India Ltd.	23,257,433	58,461
		145,691
Israel (0.0%)
Oil Refineries Ltd.	5,073,435	2,412
Paz Oil Co. Ltd.	1,400	209
		2,621
Italy (2.7%)
Eni SPA ADR	4,250,120	150,199
Tenaris SA ADR	2,253,900	65,882
Eni SPA	515,331	9,152
		225,233
Japan (0.9%)
Inpex Corp.	5,459,579	62,166
JXTG Holdings Inc.	849,600	5,741
Idemitsu Kosan Co. Ltd.	74,000	3,352
Cosmo Energy Holdings Co. Ltd.	79,700	2,931
Showa Shell Sekiyu KK	27,300	521
Japan Petroleum Exploration Co. Ltd.	22,000	460
		75,171
Norway (0.6%)
Equinor ASA ADR	1,867,237	47,988
Equinor ASA	250,030	6,467
		54,455

Poland (0.0%)
Grupa Lotos SA	149,187	2,690

Portugal (0.9%)
Galp Energia SGPS SA	4,281,876	74,455

Russia (3.5%)
Lukoil PJSC ADR	2,808,954	209,433
Rosneft Oil Co. PJSC GDR	9,322,203	65,314
Gazprom PJSC	2,455,004	5,784
^ Tatneft PJSC ADR	49,800	3,495
AK Transneft OAO Preference Shares	1,291	3,351
Tatneft PJSC	155,950	1,844
Lukoil PJSC	23,865	1,789
Gazprom PJSC ADR	124,150	587
Novatek PJSC GDR	1,421	240
Surgutneftegas PJSC	561,100	226
		292,063
South Korea (0.0%)
GS Holdings Corp.	60,163	2,568

Spain (0.9%)
* Iberdrola SA	5,449,150	38,558
* Repsol SA	1,895,095	33,863
		72,421
Sweden (0.8%)
Lundin Petroleum AB	2,253,370	68,557

Thailand (0.1%)
* PTT Exploration and Production PCL (Local)	832,500	3,487
PTT PCL (Foreign)	2,200,000	3,383
IRPC PCL (Foreign)	14,024,500	2,582
* PTT PCL	1,648,400	2,535
		11,987
Turkey (0.0%)
Tupras Turkiye Petrol Rafinerileri AS	29,000	684

United Kingdom (8.6%)
Royal Dutch Shell plc ADR	6,469,596	408,814
BP plc ADR	5,842,517	253,390
BP plc	3,321,630	23,994
Royal Dutch Shell plc Class B	493,293	16,088
Royal Dutch Shell plc Class A	381,491	12,117
Royal Dutch Shell plc Class A (XLON)	307,003	9,781
Petrofac Ltd.	308,868	2,271
		726,455
Total International		2,776,552
Total Common Stocks (Cost $5,420,414)		8,153,264

		Coupon
Temporary Cash Investments (4.3%)1
Money Market Fund (1.5%)
4,5 Vanguard Market Liquidity Fund		2.308%		1,265,485	126,549

				Face
				Amount
				($000)
Repurchase Agreements (2.7%)
	RBS Securities, Inc. 2.190%, 11/1/18 (Dated
	10/31/18, Repurchase Value $139,108,000,
	collateralized by U.S. Treasury Note/Bond
	1.500%–1.625%, 5/15/26–8/15/26, with a
	value of $141,882,000)			139,100	139,100
	Societe Generale 2.190%, 11/1/18 (Dated
	10/31/18, Repurchase Value $87,705,000,
	collateralized by Government National
	Mortgage Association 3.000%–4.656%,
	7/20/46–12/20/64, and U.S. Treasury
	Note/Bond 0.000%–3.000%, 11/15/18–
	11/15/45, with a value of $89,454,000)			87,700	87,700
					226,800
			Maturity
			Date
U.S. Government and Agency Obligations (0.1%)
6	United States Treasury Bill	2.078%	11/15/18	5,000	4,996
6	United States Treasury Bill	2.194%	1/24/19	1,000	995
6	United States Treasury Bill	2.292%–2.314%	2/28/19	700	694
					6,685
Total Temporary Cash Investments (Cost $360,029)					360,034
Total Investments (100.8%) (Cost $5,780,443)					8,513,298
Other Assets and Liabilities-Net (-0.8%)5,6					(65,810)
Net Assets (100%)					8,447,488

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $38,299,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 97.7% and 3.1%, respectively, of net assets.
2 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
3 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
5 Includes $40,078,000 of collateral received for securities on loan.
6 Securities with a value of $4,387,000 and cash of $52,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

Energy Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
($000)
Value and
		Number of	Unrealized
		Long (Short)	Notional Appreciation
	Expiration	Contracts	Amount (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2018	701	95,024 (6,876)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin

Energy Fund

representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

E. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of October 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—United States	5,376,712	—	—
Common Stocks—International	1,861,443	915,109	—
Temporary Cash Investments	126,549	233,485	—
Futures Contracts—Assets[1]	904	—	—
Total	7,365,608	1,148,594	—
1 Represents variation margin on the last day of the reporting period.

Energy Fund

F. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:

					Current Period Transactions
	Jan. 31,		Proceeds					Oct. 31,
	2018		from	Realized Change in			Capital Gain	2018
	Market Purchases Securities			Net Gain Unrealized			Distributions	Market
	Value	at Cost	Sold	(Loss) App.(Dep.)		Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
ProPetro Holding Corp.	—	83,087	468	(1)	6,121	—	—	88,739
Vanguard Energy ETF	58,996	—	—	—	(5,600)	1,106	—	53,396
Vanguard Market
Liquidity Fund	192,265	NA1	NA1	(38)	22	1,464	—	126,549

Total	251,261			(39)	543	2,570	—	268,684
1 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Real Estate Index Fund

Schedule of Investments (unaudited)
As of October 31, 2018

		Market
		Value
	Shares	($000)
Equity Real Estate Investment Trusts (REITs) (96.6%)1
Diversified REITs (4.2%)
WP Carey Inc.	5,261,317	347,300
VEREIT Inc.	43,124,367	316,102
Liberty Property Trust	7,253,804	303,717
Forest City Realty Trust Inc. Class A	11,147,324	280,467
STORE Capital Corp.	8,748,182	253,960
Colony Capital Inc.	23,132,903	135,790
PS Business Parks Inc.	1,005,632	131,336
Empire State Realty Trust Inc.	6,861,309	108,820
Washington REIT	3,859,649	107,568
Lexington Realty Trust	10,601,034	82,370
Global Net Lease Inc.	3,305,014	66,926
Alexander & Baldwin Inc.	3,355,004	65,557
American Assets Trust Inc.	1,621,808	62,213
^ iStar Inc.	3,332,691	34,993
Armada Hoffler Properties Inc.	2,220,374	33,261
Gladstone Commercial Corp.	1,393,913	26,470
One Liberty Properties Inc.	704,753	18,274
§,2 Winthrop Realty Trust	1,892,511	2,061
		2,377,185
Health Care REITs (8.3%)
Welltower Inc.	18,257,726	1,206,288
Ventas Inc.	17,488,625	1,015,040
HCP Inc.	23,058,617	635,265
Medical Properties Trust Inc.	17,902,207	266,027
Healthcare Trust of America Inc. Class A	10,070,909	264,462
^ Omega Healthcare Investors Inc.	7,557,725	252,050
Sabra Health Care REIT Inc.	8,750,592	189,450
Senior Housing Properties Trust	11,663,399	187,431
Healthcare Realty Trust Inc.	6,144,972	171,199
National Health Investors Inc.	2,038,444	149,744
Physicians Realty Trust	8,933,152	148,111
LTC Properties Inc.	1,945,054	83,190
CareTrust REIT Inc.	3,736,994	65,995
Universal Health Realty Income Trust	640,442	41,052
New Senior Investment Group Inc.	4,030,535	23,055
MedEquities Realty Trust Inc.	1,407,704	11,642
		4,710,001
Hotel & Resort REITs (4.9%)
Host Hotels & Resorts Inc.	36,386,532	695,347
Park Hotels & Resorts Inc.	9,871,927	286,977
Hospitality Properties Trust	8,066,657	206,668
LaSalle Hotel Properties	5,417,813	178,842
Ryman Hospitality Properties Inc.	2,265,274	175,763
Apple Hospitality REIT Inc.	10,740,345	173,671
RLJ Lodging Trust	8,599,411	167,172
Sunstone Hotel Investors Inc.	11,073,693	160,236
^ Pebblebrook Hotel Trust	3,388,688	114,233

	Xenia Hotels & Resorts Inc.	5,243,920	107,763
	DiamondRock Hospitality Co.	9,844,149	102,871
	MGM Growth Properties LLC Class A	3,480,229	98,456
	Chesapeake Lodging Trust	2,963,672	87,102
	Summit Hotel Properties Inc.	5,139,047	59,202
	Chatham Lodging Trust	2,251,456	43,903
	CorePoint Lodging Inc.	2,017,704	33,030
	Hersha Hospitality Trust Class A	1,833,894	32,203
	Ashford Hospitality Trust Inc.	4,599,193	23,686
	Braemar Hotels & Resorts Inc.	1,435,970	15,279
			2,762,404
Industrial REITs (5.7%)
	Prologis Inc.	30,863,856	1,989,793
	Duke Realty Corp.	17,523,832	483,132
	First Industrial Realty Trust Inc.	6,152,929	188,895
	EastGroup Properties Inc.	1,715,125	164,292
	STAG Industrial Inc.	4,772,369	126,277
	Rexford Industrial Realty Inc.	3,979,434	126,029
	Terreno Realty Corp.	2,747,812	102,850
	Monmouth Real Estate Investment Corp.	4,173,387	62,434
			3,243,702
Office REITs (9.1%)
	Boston Properties Inc.	7,576,564	914,946
	Alexandria Real Estate Equities Inc.	5,054,625	617,827
	Vornado Realty Trust	8,400,491	571,905
2	SL Green Realty Corp.	4,340,012	396,069
	Kilroy Realty Corp.	4,851,345	334,161
	Douglas Emmett Inc.	7,922,949	286,732
	Hudson Pacific Properties Inc.	7,690,239	233,014
	Highwoods Properties Inc.	5,076,238	216,451
	JBG SMITH Properties	5,499,975	206,139
	Equity Commonwealth	5,960,856	177,514
	Cousins Properties Inc.	20,626,465	171,406
	Paramount Group Inc.	10,623,930	151,816
	Columbia Property Trust Inc.	5,821,255	130,687
	Corporate Office Properties Trust	5,013,423	129,547
	Brandywine Realty Trust	8,762,608	123,202
	Piedmont Office Realty Trust Inc. Class A	6,290,604	113,357
	Mack-Cali Realty Corp.	4,424,129	89,810
	Select Income REIT	4,392,378	83,060
	Easterly Government Properties Inc.	2,830,818	51,436
	Tier REIT Inc.	2,351,955	50,967
^	Government Properties Income Trust	4,866,452	42,971
	Franklin Street Properties Corp.	5,263,114	36,631
	NorthStar Realty Europe Corp.	2,305,337	30,938
	City Office REIT Inc.	1,685,222	18,571
^	New York REIT Inc.	825,330	11,637
			5,190,794
Other (11.0%)3
4,5 Vanguard Real Estate II Index Fund Institutional Plus Shares		330,262,780	6,236,964

Residential REITs (12.0%)
	AvalonBay Communities Inc.	6,783,592	1,189,706
	Equity Residential	18,072,822	1,174,011
	Essex Property Trust Inc.	3,241,709	812,956
	Mid-America Apartment Communities Inc.	5,585,134	545,723
	UDR Inc.	13,134,446	514,739

Camden Property Trust	4,553,592	411,053
Sun Communities Inc.	3,930,760	394,923
Equity LifeStyle Properties Inc.	4,137,797	391,808
Invitation Homes Inc.	15,325,745	335,327
Apartment Investment & Management Co.	7,723,127	332,403
American Homes 4 Rent Class A	13,040,998	274,774
American Campus Communities Inc.	6,708,780	265,064
Independence Realty Trust Inc.	4,268,819	42,304
Preferred Apartment Communities Inc. Class A	1,925,019	32,437
Investors Real Estate Trust	5,896,550	32,018
NexPoint Residential Trust Inc.	866,052	30,866
Front Yard Residential Corp.	2,494,101	23,120
UMH Properties Inc.	1,612,740	23,111
		6,826,343
Retail REITs (13.5%)
Simon Property Group Inc.	15,200,292	2,789,558
Realty Income Corp.	13,958,367	841,271
Regency Centers Corp.	7,063,510	447,544
Federal Realty Investment Trust	3,333,878	413,568
^ National Retail Properties Inc.	7,551,265	353,022
Kimco Realty Corp.	20,244,945	325,741
Macerich Co.	5,190,130	267,914
Brixmor Property Group Inc.	14,443,424	233,983
2 Brookfield Property REIT Inc. Class A	11,688,929	225,479
Weingarten Realty Investors	5,975,408	168,028
Taubman Centers Inc.	2,993,614	164,679
Spirit Realty Capital Inc.	21,034,245	164,488
2 Retail Properties of America Inc.	10,773,061	132,185
Urban Edge Properties	5,592,117	114,582
Acadia Realty Trust	4,004,588	111,488
^ Tanger Factory Outlet Centers Inc.	4,632,540	103,120
* SITE Centers Corp.	7,700,461	95,717
Retail Opportunity Investments Corp.	5,002,569	87,995
Agree Realty Corp.	1,523,209	87,234
Kite Realty Group Trust	4,106,980	65,055
^ Seritage Growth Properties Class A	1,644,139	62,510
Washington Prime Group Inc.	9,128,926	58,425
Ramco-Gershenson Properties Trust	3,928,078	52,165
Getty Realty Corp.	1,660,065	44,540
Alexander's Inc.	112,820	35,539
Saul Centers Inc.	650,870	31,086
^ Pennsylvania REIT	3,453,163	30,906
Urstadt Biddle Properties Inc. Class A	1,479,647	29,460
^ CBL & Associates Properties Inc.	8,474,705	27,967
Whitestone REIT	1,757,870	23,661
2 Spirit MTA REIT	2,202,355	23,587
* Retail Value Inc.	724,774	20,301
Cedar Realty Trust Inc.	4,500,988	16,969
Urstadt Biddle Properties Inc.	45,756	781
		7,650,548
Specialized REITs (27.9%)
American Tower Corp.	21,677,670	3,377,598
Crown Castle International Corp.	20,360,431	2,213,993
Public Storage	7,696,429	1,581,385
Equinix Inc.	3,899,963	1,477,072
Digital Realty Trust Inc.	10,108,680	1,043,822
Weyerhaeuser Co.	37,156,057	989,466

* SBA Communications Corp. Class A	5,653,616	916,847
Extra Space Storage Inc.	6,189,725	557,447
Iron Mountain Inc.	13,332,095	408,095
Gaming and Leisure Properties Inc.	9,955,179	335,390
Lamar Advertising Co. Class A	4,130,185	302,825
VICI Properties Inc.	13,625,128	294,166
CubeSmart	8,946,757	259,277
CyrusOne Inc.	4,864,786	258,953
EPR Properties	3,647,843	250,753
Life Storage Inc.	2,283,171	214,983
Rayonier Inc.	6,350,875	191,796
CoreSite Realty Corp.	1,691,103	158,727
Uniti Group Inc.	8,192,765	156,810
GEO Group Inc.	6,038,349	133,508
CoreCivic Inc.	5,818,486	130,683
Outfront Media Inc.	6,831,534	121,055
PotlatchDeltic Corp.	2,926,123	106,072
QTS Realty Trust Inc. Class A	2,504,279	95,964
Four Corners Property Trust Inc.	2,896,351	75,537
National Storage Affiliates Trust	2,769,641	73,756
InfraREIT Inc.	2,157,698	45,355
Hannon Armstrong Sustainable Infrastructure Capital Inc.	1,298,621	26,946
CatchMark Timber Trust Inc. Class A	2,411,783	21,344
^ Farmland Partners Inc.	1,531,048	10,488
		15,830,113
Total Equity Real Estate Investment Trusts (REITs) (Cost $51,153,299)		54,828,054
Real Estate Management & Development (3.0%)
Diversified Real Estate Activities (0.2%)
* St. Joe Co.	1,902,054	28,892
RMR Group Inc. Class A	297,542	22,577
^,* Five Point Holdings LLC Class A	2,926,785	22,244
* Tejon Ranch Co.	1,083,030	20,578
		94,291
Real Estate Development (0.4%)
* Howard Hughes Corp.	2,005,937	223,702
* Forestar Group Inc.	515,306	9,275
		232,977
Real Estate Operating Companies (0.2%)
Kennedy-Wilson Holdings Inc.	6,421,435	121,879
* FRP Holdings Inc.	344,066	16,677
		138,556
Real Estate Services (2.2%)
* CBRE Group Inc. Class A	15,841,712	638,263
Jones Lang LaSalle Inc.	2,232,839	295,315
^ Realogy Holdings Corp.	6,258,825	119,356
HFF Inc. Class A	1,823,723	67,022
^,* Redfin Corp.	2,238,836	34,590
* Marcus & Millichap Inc.	946,097	32,848
RE/MAX Holdings Inc. Class A	871,100	32,570
^,* Altisource Portfolio Solutions SA	549,450	13,863
		1,233,827
Total Real Estate Management & Development (Cost $2,051,869)		1,699,651
Total Common Stock (Cost $53,205,168)		56,527,705

	Coupon
Temporary Cash Investments (0.6%)1
Money Market Fund (0.6%)
6,7 Vanguard Market Liquidity Fund	2.308%		3,478,276	347,828

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
United States Treasury Bill	2.284%	2/21/19	3,000	2,978
Total Temporary Cash Investments (Cost $350,800)				350,806
Total Investments (100.2%) (Cost $53,555,968)				56,878,511
Other Assets and Liabilities-Net (-0.2%)7				(134,103)
Net Assets (100%)				56,744,408

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $193,502,000.

§ Security value determined using significant unobservable inputs.

* Non-income-producing security.

1 The fund invests a portion of its assets in Real Estate Investment Trusts through the use of index futures and swap contracts. After giving effect to futures and swap investments, the fund's effective Real Estate Investment Trust and temporary cash investment positions represent 100.0% and 0.2%, respectively, of net assets.

2 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.

3 “Other” represents securities that are not classified by the fund’s benchmark index.

4 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.

5 Represents a wholly owned subsidiary of the fund. See Appendix for Vanguard Real Estate II Index Fund Schedule of Investments.

6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

7 Includes $203,091,000 of collateral received for securities on loan.

REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

					($000)
					Value and
			Number of		Unrealized
			Long (Short)	Notional	Appreciation
		Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2018		90	12,200	—

Total Return Swaps
				Floating	Value and
				Interest	Unrealized
			Notional	Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(Paid)[1]	($000)
Omega Healthcare Investors Inc.	2/4/19	GSCM	71,022	(2.281%)	3,433
VEREIT Inc.	2/4/19	GSCM	31,900	(2.281%)	340

Real Estate Index Fund

Federal Realty Investment Trust	12/3/18	GSCM	31,000	(2.289%)	1,226
Regency Centers Corp.	2/4/19	GSCM	26,468	(2.282%)	123
Retail Opportunity Investments Corp.	12/3/18	GSCM	9,397	(2.289%)	(83)
Kimco Realty Corp.	12/3/18	GSCM	9,144	(2.289%)	663
Brixmor Property Group Inc.	12/3/18	GSCM	6,439	(2.289%)	360
					6,062
GSCM—Goldman Sachs Capital Management.
1 Payment received/paid quarterly.

At October 31, 2018, the counterparty had deposited in a segregated account cash of $8,380,000 in connection with open swap contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to

Real Estate Index Fund

the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of October 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	56,525,644	—	2,061
Temporary Cash Investments	347,828	2,978	—
Futures Contracts—Assets	94	—	—
Swap Contracts—Assets	—	6,145	—
Swap Contracts—Liabilities	—	(83)	—
Total	56,873,566	9,040	2,061

Real Estate Index Fund

E. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:

					Current Period Transactions
							Capital
	January 31,		Proceeds				Gain	October
	2018		from	Realized	Change in		Distribut-	31, 2018
	Market	Purchases	Securities	Net Gain	Unrealized		ions	Market
	Value	at Cost	Sold[1]	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Acadia Realty Trust								NA3
	135,395	12,676	50,287	(12,847)	26,552	2,524	1,053

Agree Realty Corp.							—	NA3
	90,915	10,360	28,556	4,371	10,065	2,111
Alexander & Baldwin
Inc.	120,082	15,099	41,771	(5,628)	(22,224)	—	—	NA3
Alexandria Real
Estate Equities Inc.	800,695	100,033	241,729	42,329	(84,470)	6,645	4,046	NA3
Altisource Residential
						—	—	—
Corp.	36,772	301	1,885	488	(35,674)
American Campus
Communities Inc.	345,867	34,350	128,862	(11,666)	23,811	3,499	2,274	NA3
Apartment
Investment &								NA3
	432,922	40,259	146,059	15,711	(10,428)	4,449	5,590
Management Co.
Apple Hospitality
REIT Inc.	272,226	23,746	82,100	(5,678)	(33,734)	8,625	463	NA3
Armada Hoffler
Properties Inc.	42,716	4,060	14,729	375	1,238	669	44	NA3
Ashford Hospitality
								—
Prime Inc.	15,186	448	2,974	(2,566)	13,439	102	96
Ashford Hospitality
Trust Inc.	41,331	4,365	18,941	(881)	(10,410)	—	—	NA3
AvalonBay
Communities Inc.	1,550,548	148,806	527,630	11,884	6,099	24,427	7,998	NA3

Boston Properties Inc.								NA3
	1,258,471	119,991	431,688	9,975	(41,801)	20,236	638
Brandywine Realty
Trust	207,416	17,656	62,221	3,755	(43,106)	2,022	2,776	NA3
Brixmor Property							—	NA3

Real Estate Index Fund

Group Inc.	319,202	30,784	114,268	(59,169)	55,732	12,260
Brookfield Property
	NA2						—
REIT Inc Class A		271,730	25,914	(350)	(19,985)	3,749		225,479
Camden Property
Trust	528,910	51,832	184,262	20,129	(5,555)	5,571	5,830	NA3

CareTrust REIT Inc.							—	NA3
	79,575	8,042	27,369	(2,896)	8,750	2,020
CBL & Associates
Properties Inc.	62,714	5,438	19,975	(44,088)	22,736	5,288	—	NA3
Cedar Realty Trust
Inc.	30,746	2,606	9,229	(3,946)	(3,100)	346	—	NA3
Chatham Lodging
Trust	67,005	5,985	21,019	(4,488)	(3,700)	2,173	92	NA3
Chesapeake Lodging
Trust	108,533	11,251	40,822	2,889	4,981	3,351	79	NA3
Colony NorthStar Inc.
								—
Class A	309,780	9,124	68,813	(215,722)	(34,369)	2,494	886
Columbia Property
Trust Inc.	174,942	15,582	64,754	(5,678)	11,175	855	—	NA3

CoreCivic Inc.							—	NA3
	180,820	17,865	61,217	(30,719)	22,770	7,760
Corporate Office
Properties Trust	179,024	19,913	62,105	(9,592)	2,518	2,574	919	NA3
Cousins Properties
Inc.	249,205	24,290	86,588	(578)	(13,806)	2,912	333	NA3

CubeSmart								NA3
	327,031	33,734	118,367	17,646	(1,693)	8,113	213

CyrusOne Inc.							—	NA3
	329,980	73,891	123,359	22,660	(44,677)	321
DCT Industrial Trust
								—
Inc.	363,151	25,669	110,700	28,120	(306,109)	3,231	310

DDR Corp.							—	—
	167,216	13,741	61,987	(46,820)	(80,691)	30,239
DiamondRock
Hospitality Co.	155,274	14,531	52,593	(2,337)	(12,135)	3,975	—	NA3
Digital Realty Trust
Inc.	1,513,956	146,505	505,066	107,801	(219,372)	33,092	772	NA3

Douglas Emmett Inc.								NA3
	394,265	39,432	130,001	20,392	(38,780)	1,496	21
Duke Realty Corp.								NA3

Real Estate Index Fund

	619,410	61,900	220,433	39,978	(17,722)	4,080	7,967
Easterly Government
Properties Inc.	53,553	19,229	15,544	780	(7,132)	1,361	—	NA3
EastGroup Properties
Inc.	196,347	20,796	68,149	16,533	(1,234)	3,501	182	NA3
Education Realty
								—
Trust Inc.	159,394	15,677	210,314	23,868	9,918	940	1

EPR Properties								NA3
	286,885	30,733	102,358	(3,441)	39,192	10,897	709

Equinix Inc.							—	NA3
	2,339,501	212,329	717,777	107,682	(464,662)	29,882
Equity
Commonwealth	244,644	22,921	90,276	7,736	(7,510)	15,122	—	NA3
Equity LifeStyle
Properties Inc.	470,384	48,659	163,427	49,060	(12,540)	6,292	742	NA3

Equity Residential								NA3
	1,492,184	144,628	517,086	(49,417)	103,702	17,070	14,936
Essex Property Trust
Inc.	1,013,827	99,550	359,293	50,799	8,074	17,653	1,962	NA3
Extra Space Storage
Inc.	693,324	72,284	259,522	60,271	(8,909)	16,459	619	NA3
Federal Realty
Investment Trust	544,060	55,979	192,118	(8,778)	14,426	11,082	37	NA3
First Industrial Realty
Trust Inc.	243,894	32,693	85,249	20,008	(22,406)	3,458	727	NA3
Forest City Realty
Trust Inc. Class A	330,139	32,739	94,943	5,196	7,336	2,568	1,884	NA3
Four Corners
Property Trust Inc.	95,230	10,249	37,252	5,113	1,825	2,535	—	NA3
Franklin Street
Properties Corp.	68,033	5,510	20,442	(6,816)	(12,028)	803	58	NA3
Front Yard
	NA2						—	NA3
Residential Corp.		3,559	10,597	(2,559)	32,718	1,215
Gaming and Leisure
Properties Inc.	428,876	98,783	160,099	(2,134)	(30,343)	17,493	267	NA3

Getty Realty Corp.								NA3
	58,003	6,255	20,147	2,018	(1,565)	1,424	294
Gladstone
Commercial Corp.	34,680	3,111	12,229	(855)	362	1,710	—	NA3
Global Net Lease Inc.							—	NA3

Real Estate Index Fund

	81,413	10,410	32,190	(7,399)	13,431	5,902
Government
Properties Income								NA3
	108,827	9,033	33,403	(11,028)	(31,756)	3,584	320
Trust
Gramercy Property
							—	—
Trust	252,621	16,442	286,956	31,445	(16,594)	6,443

HCP Inc.								NA3
	744,106	73,733	256,843	(123,190)	205,903	20,861	137
Healthcare Realty
Trust Inc.	243,780	22,479	81,168	(2,556)	(12,890)	3,147	1,491	NA3
Healthcare Trust of
America Inc. Class A	365,173	34,052	117,993	(7,618)	(9,665)	7,103	235	NA3
Hersha Hospitality
Trust Class A	51,171	4,595	23,547	(1,034)	417	1,523	—	NA3
Highwoods
Properties Inc.	326,002	31,621	109,612	3,957	(35,404)	6,263	1,664	NA3
Hospitality Properties
Trust	308,288	27,557	102,522	(7,228)	(19,349)	12,675	42	NA3
Host Hotels &
Resorts Inc.	1,012,323	103,526	349,051	13,197	(84,647)	16,187	7,409	NA3
Hudson Pacific
Properties Inc.	327,281	32,166	116,736	10,635	(16,850)	169	601	NA3
Independence Realty
Trust Inc.	49,505	5,983	16,488	451	2,529	1,999	426	NA3
Investors Real Estate
Trust	45,038	3,951	15,503	(5,958)	3,892	222	911	NA3

Iron Mountain Inc.							—	NA3
	611,738	59,038	195,364	(14,202)	(48,942)	21,600

iStar Inc.							—	NA3
	45,217	4,600	14,461	(1,833)	1,471	307

JBG SMITH Properties							—	NA3
	210,407	46,006	69,138	1,101	17,764	2,438

Kilroy Realty Corp.								NA3
	462,201	46,599	164,007	18,390	(30,664)	4,934	1,932

Kimco Realty Corp.								NA3
	436,518	42,423	159,734	(82,538)	82,531	7,375	8,141
Kite Realty Group
Trust	95,092	3,457	28,618	(15,776)	10,199	3,120	429	NA3
LaSalle Hotel
Properties	227,890	21,107	83,523	(4,345)	17,714	3,557	734	NA3

Real Estate Index Fund

Lexington Realty
Trust	128,736	10,785	44,066	(8,403)	(6,158)	4,496	—	NA3

Liberty Property Trust								NA3
	402,322	40,114	141,513	11,935	(8,700)	6,995	1,994

Life Storage Inc.							—	NA3
	255,145	26,705	95,855	2,094	26,079	6,846

LTC Properties Inc.								NA3
	106,910	10,153	36,922	(408)	3,294	2,686	220

Macerich Co.								NA3
	511,617	40,669	196,734	(25,836)	(61,801)	5,934	8,560
Mack-Cali Realty
Corp.	112,923	10,914	32,554	(16,740)	16,204	1,784	90	NA3
Medical Properties
Trust Inc.	313,870	32,411	116,740	(1,442)	36,169	11,226	675	NA3
MGM Growth
Properties LLC Class							—	NA3
	127,934	12,728	44,015	1,164	(184)	4,465
A
Mid-America
Apartment								NA3
	713,570	68,783	242,308	30,541	(24,862)	15,523	1,126
Communities Inc.
Monmouth Real
Estate Investment								NA3
	75,450	15,840	19,965	3,708	(12,559)	1,059	35
Corp.
National Health
Investors Inc.	190,628	18,563	65,893	4,841	497	4,688	1,498	NA3
National Retail
Properties Inc.	390,140	39,734	131,810	6,167	48,739	9,722	142	NA3
National Storage
Affiliates Trust	82,472	17,053	28,859	2,552	79	2,235	—	NA3
New Senior
Investment Group						—		NA3
	41,482	3,761	19,210	(11,135)	6,144		64
Inc.

New York REIT Inc.							—	NA3
	22,353	2,341	7,894	8,621	(13,784)	7,221
NexPoint Residential
Trust Inc.	31,311	3,117	11,891	1,092	7,019	416	109	NA3
NorthStar Realty
Europe Corp.	41,298	3,908	20,777	2,736	2,815	388	—	NA3
Omega Healthcare
Investors Inc.	351,475	37,209	207,679	(14,240)	77,119	18,928	—	NA3

Real Estate Index Fund

Paramount Group
Inc.	200,818	19,556	60,453	(8,428)	951	1,015	100	NA3
Park Hotels &
	NA2						—	NA3
Resorts Inc		52,564	73,566	2,541	(1,565)	17,405
Pebblebrook Hotel
Trust	177,289	16,109	58,543	7,555	(28,275)	4,156	—	NA3

Pennsylvania REIT						—	—	NA3
	51,388	4,686	19,477	(12,337)	6,038
Physicians Realty
Trust	190,800	20,527	65,158	(10,396)	12,957	3,053	—	NA3
Piedmont Office
Realty Trust Inc. Class								NA3
	187,225	15,307	76,784	(2,915)	(9,172)	2,785	1,910
A
Preferred Apartment
Communities Inc.							—	NA3
	35,483	21,158	22,996	(7,667)	6,547	834
Class A

Prologis Inc.								NA3
	2,281,569	232,752	798,690	188,933	85,229	21,784	22,284

Public Storage								NA3
	2,019,383	211,962	738,104	56,608	31,538	51,377	13
QTS Realty Trust Inc.
Class A	159,765	13,749	42,737	(4,754)	(31,422)	2,628	—	NA3
Quality Care
						—	—	—
Properties Inc.	83,525	6,457	131,173	33,609	7,582
Ramco-Gershenson
Properties Trust	69,142	6,833	22,579	(7,908)	6,866	2,450	207	NA3
Realogy Holdings
	NA2						—	NA3
Corp.		171,218	16,705	(1,295)	(38,814)	1,101

Realty Income Corp.								NA3
	961,952	94,867	315,265	(1,548)	100,151	22,939	153
Regency Centers
Corp.	634,791	92,820	269,980	(14,220)	4,929	11,873	519	NA3
Retail Opportunity
Investments Corp.	123,236	13,027	43,678	1,809	(6,437)	2,534	—	NA3
Retail Properties of
America Inc.	183,468	17,064	70,195	(13,820)	16,799	4,749	85	132,185
Rexford Industrial
Realty Inc.	139,212	19,675	40,161	7,680	(448)	1,908	42	NA3

RLJ Lodging Trust							—	NA3
	266,228	23,973	87,397	(8,024)	(28,335)	8,378

Real Estate Index Fund

Ryman Hospitality
Properties Inc.	232,432	23,013	82,790	23,000	(20,279)	6,138	111	NA3
Sabra Health Care
REIT Inc.	209,688	22,796	78,468	(23,291)	61,870	7,698	48	NA3
SBA Communications
	NA2					—	—	NA3
Corp. Class A		1,008,379	94,974	456	(12,617)
Senior Housing
Properties Trust	271,328	25,083	90,115	(18,238)	3,638	9,671	523	NA3
Seritage Growth
Properties Class A	68,238	20,871	19,242	475	(7,830)	1,188	—	NA3
Simon Property
Group Inc.	3,346,756	328,887	1,177,673	72,509	219,080	101,844	2,070	NA3

SL Green Realty Corp.
	655,463	54,062	266,009	(21,176)	(26,269)	5,085	7,015	396,069

Spirit MTA REIT	NA2					—
		28,250	7,855	417	3,023		495	23,587
Spirit Realty Capital
Inc.	246,845	21,226	99,133	(26,982)	27,555	22,703	1,582	NA3

STAG Industrial Inc.							—	NA3
	153,983	15,356	49,322	3,460	2,786	3,507

STORE Capital Corp.								NA3
	276,198	33,577	96,442	3,766	36,778	8,026	598
Summit Hotel
Properties Inc.	106,473	9,391	33,794	2,143	(25,010)	3,166	—	NA3

Sun Communities Inc.								NA3
	462,846	59,112	184,605	45,368	8,186	3,129	1,493
Sunstone Hotel
Investors Inc.	250,335	23,012	82,744	6,679	(37,046)	1,275	525	NA3
Tanger Factory Outlet
Centers Inc.	157,570	13,351	50,348	(19,425)	1,299	4,869	46	NA3

Taubman Centers Inc.								NA3
	246,647	22,341	81,190	(13,030)	(11,572)	5,377	1,037

Terreno Realty Corp.								NA3
	122,901	13,720	38,694	6,645	(1,561)	1,511	163

Tier REIT Inc.							—	NA3
	61,273	6,847	22,938	4,612	1,642	936

UDR Inc.								NA3
	644,129	61,503	221,772	23,172	7,708	9,130	4,611

UMH Properties Inc.							—	NA3
	26,624	16,346	19,617	(4,307)	3,653	754

Real Estate Index Fund

Universal Health
Realty Income Trust	56,751	5,246	18,158	3,421	(6,099)	1,087	206	NA3
Urban Edge
Properties	175,346	15,683	56,397	(3,131)	(16,917)	3,528	557	NA3
Vanguard Market
		NA4	NA4				—
Liquidity Fund	164,286			2	9	1,225		347,828
Vanguard Real Estate
II Index Fund	6,126,412	201,692	2,954	9,589	(87,195)	165,148	21,766	6,236,964

Ventas Inc.								NA3
	1,313,443	122,367	431,622	(46,597)	57,449	35,480	9,473

VEREIT Inc.								NA3
	462,377	41,458	201,071	(97,305)	101,907	18,063	1,929

Vornado Realty Trust								NA3
	805,092	76,351	269,859	(20,116)	(19,561)	6,972	4,427
Washington Prime
Group Inc.	80,600	8,522	29,445	(32,858)	32,602	5,250	1,463	NA3

Washington REIT								NA3
	145,371	14,170	47,707	(1,694)	(1,882)	2,833	300
Weingarten Realty
Investors	237,807	21,734	79,964	(14,160)	2,691	5,184	2,656	NA3

Welltower Inc.								NA3
	1,457,867	144,764	482,648	(84,383)	169,969	33,626	19,979

Whitestone REIT								NA3
	33,393	3,419	13,835	(756)	1,111	727	109

Winthrop Realty Trust		—		—			—
	12,674		10,503		(109)	946		2,061

WP Carey Inc.								NA3
	456,443	44,653	160,168	(2,529)	8,013	15,078	318
Xenia Hotels &
Resorts Inc.	156,245	15,195	54,291	1,244	(10,820)	4,626	—	NA3
Total	57,342,038	6,939,472	18,428,020	(72,540)	(488,056)	1,272,414	212,616	7,364,173

1	Does not include adjustments to related return of capital.
2	Not Applicable—at January 31, 2018, the issuer was not an affiliated company of the fund.
3	Not Applicable—at October 31, 2018, the security was still held, but the issuer was no longer an affiliated company of the fund.
4	Not Applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Dividend Growth Fund

Schedule of Investments (unaudited)
As of October 31, 2018

		Market
		Value
	Shares	($000)
Common Stocks (97.4%)
Consumer Discretionary (12.3%)
McDonald's Corp.	6,657,925	1,177,787
TJX Cos. Inc.	8,234,407	904,796
NIKE Inc. Class B	11,929,678	895,203
Starbucks Corp.	10,174,716	592,881
VF Corp.	5,705,307	472,856
		4,043,523
Consumer Staples (15.9%)
Coca-Cola Co.	24,013,410	1,149,762
PepsiCo Inc.	9,389,497	1,055,192
Colgate-Palmolive Co.	14,763,020	879,138
Costco Wholesale Corp.	3,690,628	843,788
Diageo plc	22,275,803	770,108
Procter & Gamble Co.	6,223,557	551,905
		5,249,893
Energy (2.8%)
Exxon Mobil Corp.	6,311,148	502,873
Schlumberger Ltd.	8,447,869	433,460
		936,333
Financials (11.9%)
Chubb Ltd.	7,401,037	924,464
American Express Co.	8,173,783	839,693
Marsh & McLennan Cos. Inc.	9,414,367	797,868
PNC Financial Services Group Inc.	6,057,291	778,301
BlackRock Inc.	1,441,637	593,118
		3,933,444
Health Care (15.4%)
Johnson & Johnson	7,383,863	1,033,667
Medtronic plc	9,573,383	859,881
UnitedHealth Group Inc.	3,082,806	805,691
Danaher Corp.	7,998,873	795,088
Baxter International Inc.	9,136,324	571,112
Merck & Co. Inc.	7,079,062	521,090
Amgen Inc.	2,491,713	480,377
		5,066,906
Industrials (19.3%)
Union Pacific Corp.	6,035,346	882,488
Canadian National Railway Co.	9,707,655	829,883
General Dynamics Corp.	4,747,128	819,260
Lockheed Martin Corp.	2,492,476	732,414
Honeywell International Inc.	4,759,241	689,233
United Parcel Service Inc. Class B	6,437,338	685,834
Northrop Grumman Corp.	2,423,209	634,760
United Technologies Corp.	4,529,874	562,656
3M Co.	2,771,398	527,286
* Resideo Technologies Inc.	603,806	12,710
		6,376,524

Information Technology (9.2%)
Microsoft Corp.			9,084,123	970,275
Visa Inc. Class A			5,952,516	820,554
Accenture plc Class A			5,132,628	809,005
Automatic Data Processing Inc.			2,910,674	419,370
				3,019,204
Materials (4.7%)
Ecolab Inc.			5,659,624	866,771
Praxair Inc.			4,183,894	692,309
				1,559,080
Real Estate (5.9%)
American Tower Corp.			6,921,128	1,078,381
Public Storage			4,220,214	867,127
				1,945,508
Total Common Stocks (Cost $21,515,648)				32,130,415
	Coupon
Temporary Cash Investments (2.9%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund	2.308%		234	23

			Face
		Maturity	Amount
		Date	($000)
Repurchase Agreements (2.9%)
Natixis Treas Triparty
(Dated 10/31/18, Repurchase Value
$350,021,000, collateralized by Federal
Home Loan Mortgage Corp. 0.000%-
3.750%, 3/27/19-12/17/29, Federal Home
Loan Bank 2.500%-5.625%, 6/12/28-6/1/38,
Federal National Mortgage Assn. 0.000%,
1/15/25-1/15/30, and U.S. Treasury
Note/Bond 0.000%-8.750%, 11/23/18-
2/15/48 with a value of $357,000,000)	2.190%	11/1/18	350,000	350,000
RBS Securities, Inc.
(Dated 10/31/18, Repurchase Value
$288,718,000, collateralized by U.S.
Treasury Note/Bond 0.125%-2.000%,
1/15/23-2/15/45, with a value of
$294,474,000)	2.190%	11/1/18	288,700	288,700
Societe Generale
(Dated 10/31/18, Repurchase Value
$313,419,000, collateralized by Federal
Home Loan Bank 0.000%, 11/29/18,
Federal Farm Credit Bank 2.750%,
10/12/21, Federal Home Loan Mortgage
Corp. 2.000%-5.963%, 8/28/19-11/1/30,
Federal National Mortgage Assn. 2.184%-
2.543%, 6/1/20-11/1/26, Government
National Mortgage Assn. 2.500%-4.500%,
3/20/27-10/15/59, and U.S. Treasury
Note/Bond 2.250%-8.500%, 2/15/20-
8/31/25, with a value of $319,668,000)	2.190%	11/1/18	313,400	313,400
				952,100
Total Temporary Cash Investments (Cost $952,123)				952,123

Total Investments (100.3%) (Cost $22,467,771)	33,082,538
Other Assets and Liabilities-Net (-0.3%)	(107,433)
Net Assets (100%)	32,975,105
* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Dividend Growth Fund

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of October 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	31,360,307	770,108	—
Temporary Cash Investments	23	952,100	—
Total	31,360,330	1,722,208	—

Vanguard Dividend Appreciation Index Fund

Schedule of Investments (unaudited)
As of October 31, 2018

		Market
		Value
	Shares	($000)
Common Stocks (99.8%)1
Basic Materials (4.0%)
Ecolab Inc.	2,315,943	354,687
Air Products & Chemicals Inc.	1,755,361	270,940
PPG Industries Inc.	2,003,436	210,541
Nucor Corp.	2,549,040	150,699
International Flavors & Fragrances Inc.	726,104	105,038
Albemarle Corp.	887,053	88,013
Westlake Chemical Corp.	1,037,635	73,983
RPM International Inc.	1,071,670	65,554
Royal Gold Inc.	524,872	40,221
NewMarket Corp.	94,417	36,441
Sensient Technologies Corp.	346,039	22,444
Quaker Chemical Corp.	106,670	19,190
HB Fuller Co.	405,321	18,021
Stepan Co.	180,553	14,912
Hawkins Inc.	85,760	2,887
		1,473,571
Consumer Goods (10.7%)
PepsiCo Inc.	11,384,236	1,279,360
NIKE Inc. Class B	10,405,848	780,855
Colgate-Palmolive Co.	7,017,967	417,920
VF Corp.	3,180,521	263,602
^ Hormel Foods Corp.	4,246,758	185,329
Clorox Co.	1,037,505	154,018
McCormick & Co. Inc.	970,907	139,811
Church & Dwight Co. Inc.	1,955,828	116,118
Brown-Forman Corp. Class B	2,502,236	115,954
JM Smucker Co.	910,863	98,665
Hasbro Inc.	995,701	91,316
Bunge Ltd.	1,128,081	69,715
Columbia Sportswear Co.	561,282	50,673
Polaris Industries Inc.	505,517	44,981
Lancaster Colony Corp.	220,038	37,710
Nu Skin Enterprises Inc. Class A	423,062	29,707
J&J Snack Foods Corp.	149,757	23,386
^ Tootsie Roll Industries Inc.	314,395	9,925
Andersons Inc.	226,018	8,137
		3,917,180
Consumer Services (21.3%)
Walmart Inc.	16,005,456	1,605,027
McDonald's Corp.	6,369,965	1,126,847
Costco Wholesale Corp.	3,520,575	804,909
Walgreens Boots Alliance Inc.	7,942,788	633,596
Lowe's Cos. Inc.	6,652,682	633,468
CVS Health Corp.	8,134,116	588,829
TJX Cos. Inc.	5,069,544	557,041
Ross Stores Inc.	3,063,893	303,325

Vanguard Dividend Appreciation Index Fund

Sysco Corp.	4,184,558	298,485
Kroger Co.	7,066,408	210,296
McKesson Corp.	1,654,353	206,397
Best Buy Co. Inc.	2,343,756	164,438
AmerisourceBergen Corp. Class A	1,761,232	154,988
Tiffany & Co.	996,429	110,903
Rollins Inc.	1,749,646	103,579
FactSet Research Systems Inc.	311,678	69,741
Dun & Bradstreet Corp.	296,640	42,206
Casey's General Stores Inc.	301,040	37,964
Aaron's Inc.	567,142	26,729
John Wiley & Sons Inc. Class A	382,676	20,756
Monro Inc.	263,083	19,573
Matthews International Corp. Class A	258,754	10,769
International Speedway Corp. Class A	196,210	7,360
		7,737,228
Financials (7.9%)
Chubb Ltd.	3,720,879	464,775
S&P Global Inc.	2,035,662	371,142
Travelers Cos. Inc.	2,176,181	272,306
Aflac Inc.	6,248,586	269,127
T. Rowe Price Group Inc.	1,959,860	190,087
Ameriprise Financial Inc.	1,173,235	149,282
Franklin Resources Inc.	4,423,359	134,912
Cincinnati Financial Corp.	1,314,879	103,402
Torchmark Corp.	914,660	77,435
WR Berkley Corp.	974,478	73,963
American Financial Group Inc.	708,986	70,920
SEI Investments Co.	1,261,012	67,401
Brown & Brown Inc.	2,209,724	62,270
Commerce Bancshares Inc.	855,565	54,414
Cullen/Frost Bankers Inc.	510,550	49,993
Erie Indemnity Co. Class A	370,279	48,021
BOK Financial Corp.	525,563	45,057
Eaton Vance Corp.	946,603	42,644
RenaissanceRe Holdings Ltd.	320,950	39,207
Hanover Insurance Group Inc.	340,783	37,956
Prosperity Bancshares Inc.	559,761	36,401
Bank OZK	1,027,409	28,110
Evercore Inc. Class A	330,577	27,005
RLI Corp.	354,551	26,212
UMB Financial Corp.	401,242	25,619
Community Bank System Inc.	405,942	23,703
American Equity Investment Life Holding Co.	720,755	22,502
BancFirst Corp.	255,658	14,670
Westamerica Bancorporation	212,976	12,397
1st Source Corp.	208,169	9,699
Tompkins Financial Corp.	122,007	8,922
Community Trust Bancorp Inc.	141,744	6,451
Bank of Marin Bancorp	55,958	4,756
		2,870,762

Vanguard Dividend Appreciation Index Fund

Health Care (12.8%)
Johnson & Johnson	11,092,173	1,552,793
Medtronic plc	10,851,793	974,708
Abbott Laboratories	14,001,391	965,256
Becton Dickinson and Co.	2,134,624	492,031
Stryker Corp.	3,003,729	487,265
Perrigo Co. plc	1,129,210	79,383
West Pharmaceutical Services Inc.	593,201	62,832
^ Healthcare Services Group Inc.	590,510	23,969
Ensign Group Inc.	412,507	15,279
Atrion Corp.	14,849	10,130
		4,663,646
Industrials (31.1%)
Union Pacific Corp.	6,248,101	913,597
3M Co.	4,774,472	908,391
United Technologies Corp.	6,412,281	796,469
Accenture plc Class A	4,944,187	779,303
Lockheed Martin Corp.	2,289,585	672,795
Caterpillar Inc.	4,791,509	581,306
Automatic Data Processing Inc.	3,553,950	512,053
CSX Corp.	7,113,429	489,831
FedEx Corp.	2,147,816	473,250
General Dynamics Corp.	2,380,687	410,859
Raytheon Co.	2,313,114	404,887
Northrop Grumman Corp.	1,395,759	365,619
Illinois Tool Works Inc.	2,738,369	349,334
Emerson Electric Co.	5,089,897	345,502
Waste Management Inc.	3,477,065	311,093
Sherwin-Williams Co.	753,601	296,519
Roper Technologies Inc.	824,418	233,228
Republic Services Inc. Class A	2,655,593	193,008
Cummins Inc.	1,328,378	181,576
Cintas Corp.	853,794	155,280
Stanley Black & Decker Inc.	1,235,598	143,972
WW Grainger Inc.	449,829	127,738
L3 Technologies Inc.	627,163	118,829
Fastenal Co.	2,306,251	118,564
Broadridge Financial Solutions Inc.	935,308	109,375
Dover Corp.	1,238,185	102,571
CH Robinson Worldwide Inc.	1,120,509	99,759
JB Hunt Transport Services Inc.	880,051	97,342
Expeditors International of Washington Inc.	1,415,415	95,088
Jack Henry & Associates Inc.	619,504	92,820
Robert Half International Inc.	996,290	60,305
Nordson Corp.	463,510	56,859
Graco Inc.	1,358,758	55,206
Donaldson Co. Inc.	1,041,602	53,413
AO Smith Corp.	1,166,416	53,107
AptarGroup Inc.	498,049	50,781
Toro Co.	859,291	48,404
Carlisle Cos. Inc.	495,483	47,859
Hubbell Inc. Class B	439,567	44,704
Lincoln Electric Holdings Inc.	526,230	42,577

Vanguard Dividend Appreciation Index Fund

ITT Inc.	707,360	35,722
HEICO Corp.	423,350	35,489
Bemis Co. Inc.	729,527	33,390
MSA Safety Inc.	306,395	32,000
MSC Industrial Direct Co. Inc. Class A	361,118	29,272
Regal Beloit Corp.	355,162	25,465
Ryder System Inc.	424,908	23,502
Silgan Holdings Inc.	884,638	21,258
ABM Industries Inc.	550,394	16,925
Franklin Electric Co. Inc.	373,690	15,852
Brady Corp. Class A	386,664	15,579
Badger Meter Inc.	233,165	11,451
McGrath RentCorp	192,808	10,294
Tennant Co.	143,499	8,771
Lindsay Corp.	85,923	8,216
Gorman-Rupp Co.	209,031	7,212
Cass Information Systems Inc.	98,529	6,513
VSE Corp.	87,036	2,729
NACCO Industries Inc. Class A	42,409	1,465
		11,334,278
Technology (8.7%)
Microsoft Corp.	15,363,646	1,640,991
Texas Instruments Inc.	7,887,611	732,207
Analog Devices Inc.	2,964,943	248,195
Xilinx Inc.	2,043,011	174,412
Harris Corp.	951,922	141,560
^ Microchip Technology Inc.	1,878,865	123,592
Maxim Integrated Products Inc.	2,254,670	112,779
		3,173,736
Telecommunications (0.1%)
Telephone & Data Systems Inc.	832,592	25,669

Utilities (3.2%)
NextEra Energy Inc.	3,774,652	651,127
CMS Energy Corp.	2,264,413	112,134
Atmos Energy Corp.	889,704	82,814
UGI Corp.	1,387,159	73,603
Vectren Corp.	665,709	47,618
Aqua America Inc.	1,424,707	46,346
New Jersey Resources Corp.	702,461	31,681
Southwest Gas Holdings Inc.	386,242	29,845
American States Water Co.	294,202	18,011
MGE Energy Inc.	277,862	17,361
California Water Service Group	384,735	16,159
Chesapeake Utilities Corp.	130,998	10,408
SJW Group	164,992	10,020
Connecticut Water Service Inc.	96,927	6,700
Middlesex Water Co.	131,111	5,900
		1,159,725
Total Common Stocks (Cost $28,308,807)		36,355,795

Vanguard Dividend Appreciation Index Fund

					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investments (0.2%)1
Money Market Fund (0.2%)
2,3 Vanguard Market Liquidity Fund		2.308%		714,701	71,470

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
	United States Treasury Bill	2.078%	11/15/18	1,000	999
4	United States Treasury Bill	2.078%–2.132%	1/3/19	1,150	1,145
4	United States Treasury Bill	2.280%	2/7/19	1,000	994
4	United States Treasury Bill	2.280%	2/21/19	1,000	993
					4,131
Total Temporary Cash Investments (Cost $75,606)					75,601
Total Investments (100.0%) (Cost $28,384,413)					36,431,396

Other Assets and Liabilities-Net (0.0%)3					1,617
Net Assets (100.0%)					36,433,013

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $39,818,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $41,125,000 of collateral received for securities on loan.
4 Securities with a value of $3,082,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2018	485	65,744	(3,616)

Vanguard Dividend Appreciation Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of October 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	36,355,795	—	—
Temporary Cash Investments	71,470	4,131	—
Total	36,427,265	4,131	—

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Vanguard Dividend Appreciation Index Fund

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD SPECIALIZED FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: December18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD SPECIALIZED FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date:

VANGUARD SPECIALIZED FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: December 18, 2018

*By: /s/ Anne E. Robinson
Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 see file Number 33-32216, Incorporated by Reference.